JPMorgan Equity Income Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Aerospace & Defense — 5.4%
General Dynamics Corp.	3,782	862,983
Northrop Grumman Corp.	1,200	553,856
Raytheon Technologies Corp.	12,225	1,197,236
		2,614,075
Air Freight & Logistics — 1.9%
United Parcel Service, Inc., Class B	4,663	904,629
Banks — 5.6%
Bank of America Corp.	27,292	780,546
Citigroup, Inc.	6,947	325,738
PNC Financial Services Group, Inc. (The)	3,584	455,531
Truist Financial Corp.	6,475	220,790
US Bancorp	12,023	433,434
Wells Fargo & Co.	12,183	455,409
		2,671,448
Beverages — 2.0%
Coca-Cola Co. (The)	8,061	499,999
PepsiCo, Inc.	2,626	478,743
		978,742
Biotechnology — 2.4%
AbbVie, Inc.	5,677	904,707
Amgen, Inc.	1,114	269,398
		1,174,105
Capital Markets — 6.6%
BlackRock, Inc.	1,263	845,493
Charles Schwab Corp. (The)	7,094	371,608
CME Group, Inc.	3,824	732,330
Morgan Stanley	9,717	853,121
Northern Trust Corp.	1,439	126,801
T. Rowe Price Group, Inc.	2,174	245,443
		3,174,796
Chemicals — 3.7%
Air Products and Chemicals, Inc.	3,601	1,034,174
PPG Industries, Inc.	5,647	754,391
		1,788,565
Commercial Services & Supplies — 0.9%
Republic Services, Inc.	3,233	437,220
Consumer Finance — 2.0%
American Express Co.	3,716	613,052
Capital One Financial Corp.	3,492	335,754
		948,806

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 2.8%
Sysco Corp.	9,285	717,119
Walmart, Inc.	4,419	651,546
		1,368,665
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	7,991	310,780
Electric Utilities — 2.7%
NextEra Energy, Inc.	10,166	783,626
Xcel Energy, Inc.	7,395	498,714
		1,282,340
Electrical Equipment — 1.0%
Eaton Corp. plc	2,921	500,534
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	9,766	344,559
Food Products — 1.5%
Mondelez International, Inc., Class A	10,197	710,928
Ground Transportation — 1.2%
Norfolk Southern Corp.	2,627	557,026
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	4,040	409,071
Becton Dickinson & Co.	1,694	419,259
Medtronic plc	8,365	674,439
		1,502,769
Health Care Providers & Services — 5.3%
AmerisourceBergen Corp.	2,108	337,384
Cigna Group (The)	1,750	447,215
CVS Health Corp.	8,320	618,268
UnitedHealth Group, Inc.	2,450	1,157,873
		2,560,740
Health Care REITs — 0.4%
Ventas, Inc.	4,055	175,796
Hotels, Restaurants & Leisure — 2.5%
McDonald's Corp.	2,645	739,604
Starbucks Corp.	4,478	466,228
		1,205,832
Household Products — 1.3%
Procter & Gamble Co. (The)	4,312	641,146
Industrial REITs — 0.8%
Prologis, Inc.	3,171	395,588
Insurance — 4.8%
Arthur J Gallagher & Co.	2,214	423,555
Chubb Ltd.	2,779	539,628
Hartford Financial Services Group, Inc. (The)	5,079	353,921

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Marsh & McLennan Cos., Inc.	1,121	186,665
MetLife, Inc.	6,768	392,139
Progressive Corp. (The)	2,728	390,297
		2,286,205
IT Services — 1.2%
Accenture plc, Class A	753	215,364
International Business Machines Corp.	2,608	341,832
		557,196
Machinery — 3.6%
Deere & Co.	1,414	583,835
Dover Corp.	5,049	767,111
Parker-Hannifin Corp.	1,095	367,988
		1,718,934
Media — 1.9%
Comcast Corp., Class A	23,644	896,354
Multi-Utilities — 2.1%
CMS Energy Corp.	5,325	326,815
Dominion Energy, Inc.	6,221	347,826
Public Service Enterprise Group, Inc.	5,237	327,052
		1,001,693
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.	1,119	140,477
Boston Properties, Inc.	1,862	100,772
		241,249
Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	3,910	637,947
ConocoPhillips	12,466	1,236,806
EOG Resources, Inc.	6,679	765,622
Exxon Mobil Corp.	12,972	1,422,486
		4,062,861
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	17,345	1,202,220
Eli Lilly & Co.	1,053	361,479
Johnson & Johnson	5,581	864,991
Merck & Co., Inc.	2,086	221,917
Pfizer, Inc.	9,356	381,724
		3,032,331
Residential REITs — 0.4%
AvalonBay Communities, Inc.	1,176	197,616
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	5,402	1,065,326
Lam Research Corp.	214	113,359

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	3,270	609,839
Texas Instruments, Inc.	2,656	493,975
		2,282,499
Software — 1.3%
Microsoft Corp.	2,194	632,627
Specialty Retail — 4.3%
Advance Auto Parts, Inc.	2,451	298,009
Best Buy Co., Inc.	3,907	305,818
Home Depot, Inc. (The)	2,409	710,763
TJX Cos., Inc. (The)	9,813	768,974
		2,083,564
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	1,029	169,618
Seagate Technology Holdings plc	4,102	271,224
		440,842
Tobacco — 1.9%
Philip Morris International, Inc.	9,319	906,302
Total Common Stocks (Cost $33,983,288)		46,589,362
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b) (Cost $1,482,796)	1,482,477	1,482,922
Total Investments — 100.0% (Cost $35,466,084)		48,072,284
Other Assets Less Liabilities — 0.0% ^		16,960
NET ASSETS — 100.0%		48,089,244

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,072,284	$—	$—	$48,072,284

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$667,513	$2,896,682	$2,081,342	$(33)	$102	$1,482,922	1,482,477	$33,800	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	—	142,000	142,011	11	—	—	—	469	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	—	55,925	55,925	—	—	—	—	75	—
Total	$667,513	$3,094,607	$2,279,278	$(22)	$102	$1,482,922		$34,344	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.